Capital management	10 Months Ended	12 Months Ended
	Jan. 31, 2024	Mar. 31, 2023
Capital management
Capital management

13. Capital management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue the development of natural health business, to maintain a flexible capital structure which optimizes the cost of capital at an acceptable risk level.

The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust its capital structure, the Company may obtain additional funding from equity financings, issue new debt, acquire or dispose of assets or adjust the amount of cash and cash equivalents on hand.

In order to facilitate the management of its capital requirements, the Company prepares annual budgets that are updated as necessary depending on various factors, including successful capital deployment and general industry conditions. The annual and updated budgets are approved by the Board of Directors.

Management considers its approach to capital management to be appropriate given the relative size of the Company. There were no changes in the Company’s approach to capital management during the period.

8.Capital management

The Company manages its cash and net parent investment as capital. The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue the development of natural health business, to maintain a flexible capital structure which optimizes the cost of capital at an acceptable risk level.

The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust its capital structure, the Company may obtain additional funding from its parent, issue new debt, acquire or dispose of assets or adjust the amount of cash and cash equivalents on hand.

In order to facilitate the management of its capital requirements, the Company prepares annual budgets that are updated as necessary depending on various factors, including successful capital deployment and general industry conditions. The annual and updated budgets are approved by the Board of Directors.

Management considers its approach to capital management to be appropriate given the relative size of the Company. There were no changes in the Company’s approach to capital management during the year.